Selected Statements of Income Data (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012 sqm	Dec. 31, 2012
Selected Statements Of Income Data [Abstract]
Discontinued use of research and develpment and sales facilities, area	14,783
Fair value of accrued future contractual obligations	$ 900,000
Restructuring charges	$ 1,900,000	$ 1,884,000